Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Information of Reportable Segments Provided to Chief Operating Decision Maker for Purposes of Resource Allocation and Assessment of Segment Performance
The segment results of the Group for the year ended December 31, 2021 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Disaggregated by timing of revenue recognition
Point in time	2,763	1,418	(1,171)	—	3,010
Over time	98,206	3,257	(2,829)	—	98,634

Revenue from external customers	100,419	1,225	—	—	101,644
Inter-segment sales	550	3,450	(4,000)	—	—

Reportable segment revenue	100,969	4,675	(4,000)	—	101,644

Reportable segment loss before taxation	(13,769)	(111)	2	(25)	(13,903)

Reportable segment loss after taxation	(10,998)	(67)	2	52	(11,011)

Other segment information
Income tax	(2,771)	(44)	—	(77)	(2,892)
Interest income	763	15	(103)	—	675
Interest expense	6,291	26	(115)	—	6,202
Depreciation and amortization	23,854	380	—	—	24,234
Impairment loss	2,596	18	—	—	2,614
Credit losses	1	(2)	—	—	(1)
Share of associates’ results	—	—	—	9	9
Share of joint ventures’ results	—	—	—	271	271
Change in fair value of financial assets / liabilities	—	—	—	(309)	(309)
Non-current assets additions during the year #	21,457	905	(359)	—	22,003

The segment results of the Group for the year ended December 31, 2020 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Disaggregated by timing of revenue recognition
Point in time	2,856	1,727	(1,483)	—	3,100
Over time	89,196	2,448	(2,183)	—	89,461

Revenue from external customers	91,722	839	—	—	92,561
Inter-segment sales	330	3,336	(3,666)	—	—

Reportable segment revenue	92,052	4,175	(3,666)	—	92,561

Reportable segment loss before taxation	(14,727)	(112)	1	(348)	(15,186)

Reportable segment loss after taxation	(11,388)	(61)	1	(372)	(11,820)

Other segment information
Income tax	(3,339)	(51)	—	24	(3,366)
Interest income	328	26	(32)	—	322
Interest expense	6,739	11	(34)	—	6,716
Depreciation and amortization	24,438	143	—	—	24,581
Impairment loss	4,015	2	—	—	4,017
Credit losses	153	11	—	—	164
Share of associates’ results	—	—	—	(776)	(776)
Share of joint ventures’ results	—	—	—	309	309
Change in fair value of financial assets / liabilities	—	—	—	53	53
Non-current assets additions during the year #	24,039	547	(49)	—	24,537

The segment results of the Group for the year ended December 31, 2019 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Disaggregated by timing of revenue recognition
Point in time	2,996	2,747	(2,401)	—	3,342
Over time	149,799	2,785	(1,604)	—	150,980

Revenue from external customers	152,591	1,731	—	—	154,322
Inter-segment sales	204	3,801	(4,005)	—	—

Reportable segment revenue	152,795	5,532	(4,005)	—	154,322

Reportable segment profit before taxation	3,020	558	2	490	4,070

Reportable segment profit after taxation	2,224	446	2	423	3,095

Other segment information
Income tax	796	112	—	67	975
Interest income	64	41	(31)	—	74
Interest expense	5,833	43	(31)	—	5,845
Depreciation and amortization	24,256	354	—	—	24,610
Impairment loss	38	—	—	—	38
Credit losses	11	2	—	—	13
Share of associates’ results	—	—	—	(178)	(178)
Share of joint ventures’ results	—	—	—	365	365
Remeasurement of the originally held equity interests in a joint venture	—	—	—	13	13
Change in fair value of financial assets / liabilities	—	—	—	265	265
Non-current assets additions during the year #	44,851	739	—	—	45,590

The segment assets and liabilities of the Group as at December 31, 2021 and December 31, 2020 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
As at December 31, 2021
Reportable segment assets	312,020	5,909	(1,616)	6,635	322,948
Reportable segment liabilities	236,428	2,640	(1,607)	1,242	238,703

As at December 31, 2020
Reportable segment assets	317,741	6,019	(4,209)	6,564	326,115
Reportable segment liabilities	239,968	2,237	(4,154)	3,201	241,252

*
Unallocated assets primarily include interest in associates and joint ventures, derivative financial assets and equity securities. Unallocated liabilities primarily include derivative financial liabilities. Unallocated results primarily include the share of results of associates and joint ventures, dividend income from equity securities, and the fair value movement of financial instruments recognized through profit or loss.

#
The additions of
non-current
assets do not include interests in associates and joint ventures, other equity instrument investments, other non-current
financial assets, derivative financial assets and deferred tax assets.

Revenues by Geographical Segment
The Group’s revenue by geographical segment are analyzed based on the following criteria:

(1)
Traffic revenue from services of both origin and destination within the PRC (excluding Hong Kong Special Administrative Region, Macau Special Administrative Region and Taiwan (“Hong Kong, Macau and Taiwan”)), is classified as domestic revenue. Traffic revenue with origin and destination among PRC, Hong Kong, Macau and Taiwan is classified as Hong Kong, Macau and Taiwan revenue; while that with origin from or destination to other overseas markets is classified as international revenue.

(2)
Revenue from commission income, general aviation, cargo handling, hotel and tour operation, ground services, air catering services and other miscellaneous services are classified on the basis of where the services are performed.

	2021	2020	2019
	RMB million	RMB million	RMB million
Domestic	76,517	65,137	110,112
International	24,739	27,090	41,651
Hong Kong, Macau and Taiwan	388	334	2,559

	101,644	92,561	154,322

Reconciliation of Reportable Segment, (Loss)/Profit before Income Tax, Assets and Liabilities to Consolidated Figures
(c)	Reconciliation of reportable segment (loss)/profit before income tax, assets and liabilities to the consolidated figures as reported in the consolidated financial statements

	Note	2021 RMB million	2020 RMB million	2019 RMB million
(Loss)/profit before income tax
Reportable segment (loss)/profit before taxation	6(a)	(13,903)	(15,186)	4,070
Capitalization of exchange difference of specific loans	(i)	(8)	(9)	(16)
Government grants	(ii)	1	—	1

Consolidated (loss)/profit before income tax		(13,910)	(15,195)	4,055

	Note	2021 RMB million	2020 RMB million
Assets
Reportable segment assets	6(a)	322,948	326,115
Capitalization of exchange difference of specific loans	(i)	39	47
Government grants	(ii)	(5)	(6)
Adjustments arising from business combinations under common control	(iii)	237	237
Others		(8)	(10)

Consolidated total assets		323,211	326,383

Notes:

(i)
In accordance with the PRC GAAP, exchange difference arising on translation of specific loans and related interest denominated in a foreign currency is capitalized as part of the cost of qualifying assets. Under IFRSs, such exchange difference is recognized in income statement unless the exchange difference represents an adjustment to interest.

(ii)
In accordance with the PRC GAAP, assets related government grants (other than special funds) are deducted from the cost of the related assets. Special funds granted by the government and clearly defined in the approval documents as part of “capital reserve” are accounted for as increase in capital reserve. Under IFRSs, assets related government grants are deducted to the cost of the related assets. The difference is resulted from government grants received in previous years and are recognized in capital reserve under PRC GAAP.

(iii)
In accordance with the PRC GAAP, the Company accounts for the business combination under common control by applying the pooling-of-interest
method. Under the
pooling-of-interest
method, the difference between the historical carrying amount of the acquiree and the consideration paid is accounted for as an equity transaction. Business combinations under common control are accounted for as if the acquisition had occurred at the beginning of the earliest comparative year presented or, if later, at the date that common control was established; for this purpose, relevant comparative figures are restated under PRC GAAP. Under IFRSs, the Company adopts the purchase accounting method for acquisition of business under common control.